UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 August 5, 2009

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 13
Form 13F Information Table Value Total: 63627


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                                VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
ALCATEL LUCENT        ADR            013904305     959    388522   SH       SOLE              388522
CHINA YUCHAI INTL LTD COM            G21082105   15709   2177345   SH       SOLE              2177345
CHINA AUTOMOTIVE INTL COM            16936R105    2248    408291   SH       SOLE              408291
CHINA SOUTHERN AIRLINEADR            169409109    4524    323550   SH       SOLE              323550
CHIQUITA BRANDS INTL ICOM            170032809    9725    966075   SH       SOLE              966075
GANNET CO INC         COM            364730101    3367    927200   SH       SOLE              927200
QIAO XING MOBILE COMM COM            G73031109   10166   3477871   SH       SOLE              3477871
QIAO XING UNIVERSAL TECOM            G7303A109    1714    935471   SH       SOLE              935471
QIMONDA               SPONS ADR      746904101     203   2543081   SH       SOLE              2543081
SANMINA SCI CORP      COM            800907107     586   1351500   SH       SOLE              1351500
SEMICONDUCTOR MFTG    ADR            81663N206     802    330182   SH       SOLE              330182
SIFY LIMITED          SPONSORED ADR  82655M107    2972   1749262   SH       SOLE              1749262
UTSTARCOM INC         COM            918076100   10652   6460491   SH       SOLE              6460491
                                                 63627

</SEC-DOCUMENT>